FINANCIAL DEBT - Global Programs for the issuance of Notes (Details) ₲ in Millions																		1 Months Ended		12 Months Ended
	Dec. 10, 2021 ARS ($) $ / item item	Jul. 31, 2021 ARS ($)	Jun. 15, 2021 USD ($)	Jun. 07, 2021 USD ($)	Jun. 07, 2021 ARS ($)	Mar. 10, 2021 ARS ($)	Jan. 20, 2021 ARS ($) item	Dec. 10, 2020 ARS ($)	Aug. 06, 2020 USD ($)	Jul. 07, 2020 USD ($)	Jan. 31, 2020 ARS ($)	Aug. 14, 2019 USD ($)	Aug. 09, 2019 USD ($)	Jul. 25, 2019 USD ($)	Jul. 18, 2019 USD ($)	Jul. 18, 2019 ARS ($)	Jul. 10, 2019 USD ($)	Jul. 31, 2021 ARS ($)	Jan. 31, 2020 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 PYG (₲)	Dec. 03, 2021 ARS ($)	Jun. 07, 2021 ARS ($)	Jun. 01, 2021 USD ($)	Mar. 10, 2021 PYG (₲)	Jan. 14, 2021 ARS ($)	Dec. 02, 2020 ARS ($)	Aug. 06, 2020 ARS ($)	Mar. 12, 2020 ARS ($)	Mar. 12, 2020 PYG (₲)	Jan. 23, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Jul. 31, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jul. 18, 2019 ARS ($)	Mar. 28, 2019 ARS ($)	Mar. 28, 2019 PYG (₲)	Mar. 12, 2019 ARS ($)	Mar. 12, 2019 PYG (₲)	Jan. 04, 2019 ARS ($)	Jan. 04, 2019 PYG (₲)	Dec. 28, 2017 USD ($)	Jun. 01, 2016 USD ($)	Apr. 20, 2016 USD ($)
Financial Debt
Annual rate of interest							4.00%
Financial debt																				$ 302,185,000,000			$ 266,921,000,000												$ 312,340,000,000
Series I
Financial Debt
Amount received															$ 392,360,000
Series 8 Notes
Financial Debt
Nominal Value of UVA | item							133,628,950
Nominal value principal amount							$ 8,708,000,000																						$ 1,500,000,000
Amount received							8,664,000,000
Debt issuance expenses							$ 45,000,000
Financial debt																							13,094,000,000
Series 8 Notes | Maximum
Financial Debt
Nominal value principal amount																													$ 12,000,000,000
Series 9 Notes
Financial Debt
Nominal value principal amount				$ 91,800,000																						$ 8,699,000,000	$ 15,000,000
Annual rate of interest				2.75%																						2.75%
Amount received					$ 8,655,000,000
Debt issuance expenses					$ 44,000,000
Repurchase of Notes				$ 91,000,000
Financial debt																							9,412,000,000
Series 9 Notes | Maximum
Financial Debt
Nominal value principal amount																											$ 120,000,000
Series 10 and 11
Financial Debt
Nominal value principal amount																									$ 3,000,000,000
Series 10 and 11 | Maximum
Financial Debt
Nominal value principal amount																									$ 14,000,000,000
Series 10
Financial Debt
Nominal Value of UVA | item	126,568,927
Nominal value principal amount	$ 12,000,000,000
Exchange rate | $ / item	94.81
Financial debt																							12,273,000,000
Series 11
Financial Debt
Nominal value principal amount	$ 2,000,000,000,000,000
Applicable margin	3.25%
Amount received	$ 13,928,000,000
Debt issuance expenses	72,000,000
Financial debt																							2,030,000,000
Class A Notes
Financial Debt
Integration in non - cash assets										$ 362,200,000
Percentage of outstanding debt retired and settled										77.74%
Cablevision | Series A Notes at Fixed Annual rate Maturing in 2021
Financial Debt
Principal amount																																														$ 500,000,000
Repurchase of Notes												$ 3,800,000		$ 30,400,000			$ 34,200,000				$ 500,000
Repurchase price																	997.50
Cablevision | Series A Notes at Fixed Annual rate Maturing in 2021 | Maximum
Financial Debt
Principal amount																																															$ 500,000,000
Offer to repurchase of notes																	200,000,000
Principal amount that could be issued																																															$ 1,000,000,000
Cablevision | Series A Notes at Fixed Annual rate Maturing in 2021 | Fixed interest rate
Financial Debt
Annual rate of interest																																														6.50%
Cablevision | Class A Notes
Financial Debt
Principal amount denomination for conversion										$ 1,000							$ 1,000
Notes issued in conversion										700
Cash paid in debt conversion										$ 320
Telecom Argentina | Term Notes
Financial Debt
Principal amount																																				$ 500,000,000	$ 300,000,000
Financial debt																						$ 408,000,000	41,901,000,000
Telecom Argentina | Term Notes | Maximum
Financial Debt
Maximum notes that can be issued																																													$ 3,000,000,000
Telecom Argentina | Series I
Financial Debt
Principal amount															400,000,000																							$ 17,148,000,000
Amount received																$ 16,820,000,000
Debt issuance expenses															2,400,000
Issuance under par cost															$ 5,240,000
Telecom Argentina | Series I | Fixed interest rate
Financial Debt
Annual rate of interest															8.00%																							8.00%
Telecom Argentina | Series III
Financial Debt
Principal amount											$ 3,196,524,154								$ 3,196,524,154
Repurchase of Notes																			$ 150,000,000	$ 86,000,000
Amount of loan paid		$ 3,249,000,000
Principal amount repaid		2,961,000,000																$ 2,961,000,000
Interest amount repaid		288,000,000																288,000,000
Telecom Argentina | Series III | BADLAR
Financial Debt
Applicable margin											4.75%								4.75%
Telecom Argentina | Series IV
Financial Debt
Principal amount											$ 1,200,229,180								$ 1,200,229,180
Amount of loan paid																		1,322,000,000
Principal amount repaid		1,200,000,000																1,200,000,000
Interest amount repaid		$ 122,000,000																$ 122,000,000
Telecom Argentina | Series IV | BADLAR
Financial Debt
Applicable margin											5.25%								5.25%
Telecom Argentina | Series III & IV
Financial Debt
Principal amount																																		$ 1,500,000,000
Amount received											$ 4,374,000,000
Debt issuance expenses											$ 23,000,000
Telecom Argentina | Series III & IV | Maximum
Financial Debt
Principal amount																																		$ 5,000,000,000
Telecom Argentina | Series V
Financial Debt
Principal amount									$ 388,900,000																						$ 28,273,000,000
Debt integrated in non-cash assets									253,500,000
Debt integrated in cash									$ 135,400,000
Financial debt																						$ 411,000,000	42,169,000,000
Telecom Argentina | Series V | Debt Settled on February 6, 2023
Financial Debt
Percentage of principal repaid									3.00%
Telecom Argentina | Series V | Debt Settled on August 6, 2023
Financial Debt
Percentage of principal repaid									30.00%
Telecom Argentina | Series V | Debt Settled On August 6 2024
Financial Debt
Percentage of principal repaid									33.00%
Telecom Argentina | Series V | Debt Settled On August 6 2025
Financial Debt
Percentage of principal repaid									34.00%
Telecom Argentina | Series V | Fixed interest rate
Financial Debt
Annual rate of interest									8.50%																						8.50%
Telecom Argentina | Series A Notes at Fixed Annual rate Maturing in 2021
Financial Debt
Amount of loan paid			$ 106,600,000
Principal amount repaid			103,200,000
Interest amount repaid			$ 3,400,000
Telecom Argentina | Series Six and Seven
Financial Debt
Principal amount																														$ 1,500,000,000
Principal amount that could be issued																														$ 10,000,000,000
Telecom Argentina | Series Six
Financial Debt
Principal amount								$ 1,928,950,000
Amount of loan paid	2,104,000,000
Principal amount repaid	1,929,000,000
Interest amount repaid	$ 175,000,000
Telecom Argentina | Series Six | BADLAR
Financial Debt
Applicable margin								2.25%
Telecom Argentina | Series Seven
Financial Debt
Principal amount								$ 7,787
Nominal value principal amount								125,248,683
Amount received								9,671,000,000
Debt issuance expenses								$ 45,000,000
Financial debt																							12,208,000,000
Telecom Argentina | Series Seven | Fixed interest rate
Financial Debt
Annual rate of interest								3.00%
Telecom Argentina | Class A Notes
Financial Debt
Maximum amount to be refinanced																																				$ 250,000,000
Repurchase of Notes													$ 34,200,000
Partial prepayment of loan														$ 100,000,000
Nucleo
Financial Debt
Maximum notes that can be issued																							$ 7,518,000,000	₲ 708,122																			$ 3,200,000,000	₲ 500,000,000,000
Nucleo | Fixed interest rate
Financial Debt
Annual rate of interest						7.10%																						7.10%
Nucleo | Series I
Financial Debt
Principal amount																																									$ 841,000,000	₲ 120,000,000,000
Nucleo | Series I | Fixed interest rate
Financial Debt
Annual rate of interest																																									9.00%	9.00%
Nucleo | Series II
Financial Debt
Maximum notes that can be issued																																							$ 210,000,000	₲ 30,000,000,000
Nucleo | Series II | Fixed interest rate
Financial Debt
Annual rate of interest																																							9.00%	9.00%
Nucleo | Series III
Financial Debt
Maximum notes that can be issued																																$ 948,000,000	₲ 100,000,000,000
Nucleo | Series III | Fixed interest rate
Financial Debt
Annual rate of interest																																8.75%	8.75%
Nucleo | Series IV
Financial Debt
Amount received						$ 129,057,000,000
Debt issuance expenses						1,758,000,000
Maximum notes that can be issued						1,771,000,000																						₲ 130,000,000,000
Financial debt						943,000,000
Principal amount that could be issued						$ 13,000,000
Nucleo | Series V
Financial Debt
Annual rate of interest						8.00%																						8.00%
Amount received						$ 119,122,000,000
Debt issuance expenses						1,623,000,000
Maximum notes that can be issued						1,635,000,000																						₲ 120,000,000,000
Financial debt						878,000,000
Principal amount that could be issued						$ 12,000,000